Schedule of Revenue by Geographic Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total:	$ 435,897,718	$ 462,906,257
CHINA
Disaggregation of Revenue [Line Items]
Total:	242,702,176	252,628,159
HONG KONG
Disaggregation of Revenue [Line Items]
Total:	137,206,005	171,143,686
MALAYSIA
Disaggregation of Revenue [Line Items]
Total:	46,725,038	26,490,822
SINGAPORE
Disaggregation of Revenue [Line Items]
Total:	7,238,512	4,865,956
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Total:	1,373,340	4,355,855
Other [Member]
Disaggregation of Revenue [Line Items]
Total:	$ 652,647	$ 3,421,779